MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES  TWO WORLD TRADE CENTER,
INC.                                              NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS AUGUST 31, 1999

DEAR SHAREHOLDER:

The twelve-month period ended August 31, 1999 has been a difficult one for the high-yield bond market, beginning with the fixed-income market's dramatic flight to quality during the second half of 1998. In response to concerns about the rapidly escalating foreign-market crisis and its potential effect on the U.S. economy, investors sought the relative safety of U.S. government securities over more economically sensitive investments such as equities and high-yield bonds. This action resulted in a sharp correction in the high-yield bond market during the second half of 1998. High-yield bond prices declined as much as 15 percent and yields rose from approximately 9 percent to the 12-percent range. The high-yield market also experienced its own flight to quality during late 1998, with the middle tier of the market (B-rated issues) significantly underperforming the upper tier (BB-rated issues), due to investors' severe risk aversion.

As we enter the second half of 1999, the high-yield market has yet to rebound from its woes of late last year. Fears about the foreign-market crisis have now been replaced by concerns over potential inflation and ongoing credit-tightening actions by the Federal Reserve Board. These concerns drove interest rates sharply higher during the first half of 1999, resulting in a very weak fixed-income market environment. While the high-yield market held up better than most other fixed-income markets during the first half of 1999, it clearly remains quite weak, due to the depressed bond market environment that exists today. As a result, as we enter the second half of 1999, high-yield market yields are approaching their highest and most attractive levels in nearly a decade, providing an unusually large yield advantage over U.S. Treasuries.

PERFORMANCE

During the twelve-month period ended August 31, 1999, Morgan Stanley Dean Witter High Yield Securities' Class A and D shares produced returns of 1.47 percent and
1.67 percent, respectively. The

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS AUGUST 31, 1999, CONTINUED

Fund underperformed the Lipper High Yield Bond Funds Index and the Credit Suisse First Boston High Yield Index, which returned 5.44 percent and 4.74 percent, respectively. For the same period, the Fund's Class B and C shares had total returns of 0.92 percent and 0.99 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. (Total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

The Fund's underperformance relative to its benchmarks can be attributed to its significant, long-term core position in the B-rated sector of the market, which was sharply affected by the high-yield market's correction in the second half of 1998. While over the long term the B-rated sector has provided very good total returns for high-yield investors, combining both an attractive level of income with appreciation potential, this tier of the market has clearly underperformed over the past year, as investors' more-recent aversion to risk has taken its toll on the market.

PORTFOLIO STRATEGY

During the fiscal year, the Fund maintained a position in the more defensive, higher-quality end of the high-yield market, which held up well in the period's volatile environment. Despite these defensive holdings, however, the Fund's more significant, long-term core position in the B-rated sector of the market was sharply affected by the recent market correction, as bond prices declined sharply and yields rose dramatically. In terms of investment strategy, we continue to concentrate on industry sectors that have historically proven to be more predictable, recession resistant and/or growth oriented, such as cable television, cellular communications, food and beverages, media, supermarkets and telecommunications. We believe that these industry groups are poised to perform well over the next year. We also expect to see continued consolidation and merger activity within these industries, which should result in improved credit quality for many of the industries' players. We continue to focus primarily on domestic companies, given the favorable outlook for sustained growth in the U.S. economy, and are avoiding the emerging foreign high-yield markets at this time, because of the higher degree of uncertainty and volatility associated with many of these markets over the past few years.

LOOKING AHEAD

Despite the high-yield market's weakness over the past year, we consider today's substantially higher, more attractive yields and significantly discounted bond prices an excellent investment opportunity, particularly given the relatively low interest-rate environment and the favorable outlook for the economy. Assuming a soft landing in the economy with growth continuing into next year, we

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS AUGUST 31, 1999, CONTINUED

would expect the high-yield market to recover, following the lead of the equity markets, which have rebounded sharply over the past nine months. Should this scenario materialize and high-yield bond prices recover, the Fund would participate not only in today's exceptionally high income levels but could potentially provide a degree of capital appreciation as well. Although the B-rated segment of the market has not been a good investment performer over the past year, we are confident that its attractive yield and appreciation potential remains intact for long-term high-yield investors.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We thank you for your continued support of Morgan Stanley Dean Witter High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]                                    [SIGNATURE]
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                          PRESIDENT

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES
INC.
FUND PERFORMANCE AUGUST 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS A AND D SHARES
($ IN THOUSANDS)
                                                                            CREDIT SUISSE
                                           TOTAL CLASS A  TOTAL CLASS D  FIRST BOSTON (4)  LIPPER (5)
8/31/89                                           $9,575        $10,000           $10,000     $10,000
8/31/90                                           $7,328         $7,672            $9,639      $9,084
8/31/91                                           $7,650         $8,030           $11,922     $10,834
8/31/92                                          $10,338        $10,878           $14,594     $13,452
8/31/93                                          $12,611        $13,302           $16,897     $15,652
8/31/94                                          $12,696        $13,426           $17,505     $16,057
8/31/95                                          $14,182        $15,034           $19,818     $17,910
8/31/96                                          $15,713        $16,698           $21,829     $19,813
8/31/97                                          $18,028        $19,205           $25,196     $22,895
8/31/98                                          $18,100        $19,326           $25,564     $23,201
8/31/99                                       $18,366(3)     $19,649(3)           $26,776     $24,463

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR
    CLASS B AND CLASS C SHARES WILL VARY FROM THE PERFORMANCE OF CLASS A AND CLASS D SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                                    AVERAGE ANNUAL TOTAL RETURNS
   ------------------------------------------------------------------------------------------------------------------------------
                       CLASS A SHARES*                                                    CLASS B SHARES+
   --------------------------------------------------------       ---------------------------------------------------------------
   PERIOD ENDED (8/31/99)                                         PERIOD ENDED (8/31/99)
   ---------------------------------                              ----------------------------------------
   1 Year                              1.47%(1)   (2.84)%(2)      1 Year                                     0.92%(1)   (3.55)%(2)
   5 Years                             7.66 (1)    6.73 (2)       Since Inception                            0.63 (1)   (0.53 ) (2)
   10 Years                            6.73 (1)    6.27 (2)
                       CLASS C SHARES++                                                  CLASS D SHARES++
   --------------------------------------------------------       ---------------------------------------------------------------
   PERIOD ENDED (8/31/99)                                         PERIOD ENDED (8/31/99)
   ---------------------------------                              ----------------------------------------
   1 Year                             %(1) 0.99   %(2) 0.09       1 Year                                    %(1) 1.67
   Since Inception                     0.60 (1)    0.60 (2)       5 Years                                    7.91 (1)
                                                                  10 Years                                   6.99 (1)

------------------------
PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS. BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED
CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on August 31, 1999.
 (4) The Credit Suisse First Boston High Yield Index (CSFB HY) is a trader priced portfolio constructed to mirror the public high yield debt market. The index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The Index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions There are a total of 250 sectors which are followed by the Index. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper High Yield Bond Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper High Current Yield Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
*  The maximum front-end sales charge for Class A is 4.25%.
+ The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999

PRINCIPAL
AMOUNT IN                                                                                 COUPON  MATURITY
THOUSANDS                                                                                  RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (96.4%)
           ADVERTISING (0.4%)
$  10,000  Interep National Radio Sales Inc.............................................  10.00%  07/01/08  $   10,250,000
                                                                                                            --------------
           AEROSPACE (0.4%)
   12,500  Sabreliner Corp. - 144A*.....................................................  11.00   06/15/08       9,000,000
                                                                                                            --------------
           BEVERAGES - NON-ALCOHOLIC (0.3%)
   10,000  Sparkling Spring Water (Canada)..............................................  11.50   11/15/07       8,075,000
                                                                                                            --------------
           BOOKS/MAGAZINES (0.6%)
    4,500  American Media Operations, Inc. - 144A*......................................  10.25   05/01/09       4,353,750
    8,500  Perry Judds..................................................................  10.625  12/15/07       7,905,000
    2,000  Phoenix Color Corp...........................................................  10.375  02/01/09       1,920,000
                                                                                                            --------------
                                                                                                                14,178,750
                                                                                                            --------------
           BROADCAST/MEDIA (0.4%)
   10,000  Tri-State Outdoor Media Group................................................  11.00   05/15/08      10,000,000
                                                                                                            --------------
           BROADCASTING (3.0%)
   15,000  Capstar Broadcasting Partners, Inc...........................................  12.75++ 02/01/09      12,750,000
    6,000  Cumulus Media Inc............................................................  10.375  07/01/08       6,195,000
   15,500  Paxson Communications Corp...................................................  11.625  10/01/02      16,042,500
   20,749  Spanish Broadcasting System, Inc.............................................  12.50   06/15/02      23,135,135
   14,000  STC Broadcasting, Inc........................................................  11.00   03/15/07      14,070,000
                                                                                                            --------------
                                                                                                                72,192,635
                                                                                                            --------------
           CABLE TELEVISION (4.9%)
   30,500  21st Century Telecom Group, Inc..............................................  12.25++ 02/15/08      13,115,000
   50,687  Australis Holdings Ltd. (Australia) (a)......................................  15.00++ 11/01/02         760,305
    4,404  Australis Media Ltd. - 144A* (Australia) (a).................................   0.00   11/01/00         512,891
    3,000  Classic Cable Inc. - 144A*...................................................   9.875  08/01/08       3,015,000
   16,000  Diva Systems Corp............................................................  12.625++ 03/01/08      3,520,000
   13,955  FrontierVision Operating Partners, L.P.......................................  11.00   10/15/06      14,862,075
   10,000  James Cable Partners L.P. (Series B).........................................  10.75   08/15/04      10,150,000
   23,800  Knology Holdings Inc.........................................................  11.875++ 10/15/07     12,852,000
   15,000  Ono Finance PLC (United Kingdom) - 144A* (Units)++...........................  13.00   05/01/09      15,900,000
   41,750  Optel Inc. (Series B)........................................................  11.50   07/01/08      27,555,000
   16,000  Rifkin Acquisition Partners L.P..............................................  11.125  01/15/06      17,520,000
                                                                                                            --------------
                                                                                                               119,762,271
                                                                                                            --------------
           CASINO/GAMBLING (2.1%)
   22,000  Aladdin Gaming Capital Corp. (Series B)......................................  13.50++ 03/01/10       8,800,000
   20,500  Fitzgeralds Gaming Corp. (Series B) (b)......................................  12.25   12/15/04      11,070,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON  MATURITY
THOUSANDS                                                                                  RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  20,100  Lady Luck Gaming Finance Corp................................................  11.875% 03/01/01  $   20,301,000
   12,300  Riviera Holdings Corp........................................................  10.00   08/15/04      10,885,500
                                                                                                            --------------
                                                                                                                51,056,500
                                                                                                            --------------
           CELLULAR TELEPHONE (6.9%)
   28,000  American Cellular Corp.......................................................  10.50   05/15/08      28,980,000
    6,000  Centennial Cellular - 144A*..................................................  10.75   12/15/08       6,210,000
   42,531  Clearnet Communications Inc. (Canada)........................................  14.75++ 12/15/05      39,766,485
   14,500  Dobson/Sygnet Communications.................................................  12.25   12/15/08      15,225,000
   20,130  Dolphin Telecom PLC (United Kingdom).........................................  11.50++ 06/01/08       8,454,600
   28,300  Dolphin Telecom PLC - 144A* (United Kingdom).................................  14.00++ 05/15/09      11,886,000
   20,000  Nextel Communications, Inc...................................................  10.65++ 09/15/07      14,750,000
   17,000  Nextel Partners, Inc. - 144A*................................................  14.00++ 02/01/09      10,200,000
   24,700  Tritel PCS Inc. - 144A*......................................................  12.75++ 05/15/09      13,955,500
   26,099  Triton PCS, Inc..............................................................  11.00++ 05/01/08      17,877,815
                                                                                                            --------------
                                                                                                               167,305,400
                                                                                                            --------------
           CONSTRUCTION/AGRICULTURAL
           EQUIPMENT/TRUCKS (0.5%)
   13,350  J.B. Poindexter & Co., Inc...................................................  12.50   05/15/04      12,549,000
                                                                                                            --------------
           CONSUMER ELECTRONICS/APPLIANCES (1.2%)
   84,930  International Semi-Tech Microelectronics, Inc. (Canada) (a)..................  11.50++ 08/15/03       5,095,800
   10,000  Salton Inc...................................................................  10.75   12/15/05      10,350,000
   13,000  Windmere-Durable Holdings, Inc...............................................  10.00   07/31/08      12,675,000
                                                                                                            --------------
                                                                                                                28,120,800
                                                                                                            --------------
           CONSUMER SPECIALTIES (1.2%)
   35,000  Samsonite Corp...............................................................  10.75   06/15/08      30,100,000
                                                                                                            --------------
           CONSUMER/BUSINESS SERVICES (5.3%)
   28,000  Anacomp, Inc. (Series B).....................................................  10.875  04/01/04      28,280,000
    5,900  Anacomp, Inc. (Series D).....................................................  10.875  04/01/04       5,959,000
   39,250  CEX Holdings, Inc. (Series B)................................................   9.625  06/01/08      39,642,500
   13,000  Comforce Operating, Inc......................................................  12.00   12/01/07      10,400,000
   10,000  Entex Information Services, Inc..............................................  12.50   08/01/06       6,500,000
   23,500  MDC Communications Corp. (Canada)............................................  10.50   12/01/06      23,441,250
   15,200  Muzak LLC - 144A*............................................................   9.875  03/15/09      14,972,000
                                                                                                            --------------
                                                                                                               129,194,750
                                                                                                            --------------
           CONTAINERS/PACKAGING (3.3%)
   11,900  Berry Plastics Corp..........................................................  12.25   04/15/04      12,019,000
   12,700  Berry Plastics Corp. - 144A*.................................................  11.00   07/15/07      12,573,000
   27,081  Envirodyne Industries, Inc...................................................  10.25   12/01/01      22,071,015

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON  MATURITY
THOUSANDS                                                                                  RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$   9,500  Impac Group, Inc. (Series B).................................................  10.125% 03/15/08  $    8,550,000
   10,000  LLS Corp. - 144A*............................................................  11.625  08/01/09       9,950,000
   14,715  Packaging Resources, Inc.....................................................  11.625  05/01/03      14,862,150
                                                                                                            --------------
                                                                                                                80,025,165
                                                                                                            --------------
           CONTRACT DRILLING (0.9%)
   34,000  Northern Offshore ASA (Series B) (Norway)....................................  10.00   05/15/05      20,740,000
                                                                                                            --------------
           DIVERSIFIED ELECTRONIC PRODUCTS (0.9%)
   15,450  High Voltage Engineering, Inc................................................  10.50   08/15/04      14,368,500
    8,000  Telecommunication Techniques Co..............................................   9.75   05/15/08       7,600,000
                                                                                                            --------------
                                                                                                                21,968,500
                                                                                                            --------------
           DIVERSIFIED MANUFACTURING (3.2%)
   17,500  Eagle-Picher Industries, Inc.................................................   9.375  03/01/08      16,100,000
    6,200  Jordan Industries, Inc. (Series D)...........................................  10.375  08/01/07       5,983,000
   20,000  Jordan Industries, Inc. (Series B)...........................................  10.375  08/01/07      19,600,000
   57,338  Jordan Industries, Inc. (Series B)...........................................  11.75++ 04/01/09      37,269,700
                                                                                                            --------------
                                                                                                                78,952,700
                                                                                                            --------------
           DRUGSTORE CHAINS (0.4%)
   10,000  Community Distributors.......................................................  10.25   10/15/04       8,800,000
                                                                                                            --------------
           ELECTRONIC DATA PROCESSING (0.9%)
    5,875  Unisys Corp..................................................................  11.75   10/15/04       6,477,187
   15,000  Unisys Corp. (Series B)......................................................  12.00   04/15/03      16,200,000
                                                                                                            --------------
                                                                                                                22,677,187
                                                                                                            --------------
           ELECTRONIC DISTRIBUTORS (0.4%)
   20,000  CHS Electronics, Inc.........................................................   9.875  04/15/05       9,000,000
                                                                                                            --------------
           ENGINEERING & CONSTRUCTION (0.4%)
   10,000  Metromedia Fiber Network (Series B)..........................................  10.00   11/15/08       9,850,000
                                                                                                            --------------
           ENTERTAINMENT & LEISURE (0.6%)
   20,850  AMF Bowling Worldwide Inc. (Series B)........................................  10.875  03/15/06      15,220,500
                                                                                                            --------------
           FOOD CHAINS (1.3%)
    9,185  Eagle Food Centers, Inc......................................................   8.625  04/15/00       8,542,050
   16,500  Pueblo Xtra International, Inc...............................................   9.50   08/01/03      14,850,000
    9,748  Pueblo Xtra International, Inc. (Series C)...................................   9.50   08/01/03       8,773,200
                                                                                                            --------------
                                                                                                                32,165,250
                                                                                                            --------------
           FOOD DISTRIBUTORS (2.5%)
   14,921  Fleming Companies, Inc.......................................................  10.625  12/15/01      15,294,025
    9,965  Fleming Companies, Inc. (Series B)...........................................  10.50   12/01/04       9,392,012
   28,275  Fleming Companies, Inc. (Series B)...........................................  10.625  07/31/07      26,295,750

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON  MATURITY
THOUSANDS                                                                                  RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  10,000  Volume Services America - 144A*..............................................  11.25%  03/01/09  $   10,600,000
                                                                                                            --------------
                                                                                                                61,581,787
                                                                                                            --------------
           HOTELS/RESORTS (1.6%)
   13,000  Epic Resorts LLC (Series B)..................................................  13.00   06/15/05      11,440,000
   16,000  Motels of America, Inc. (Series B)...........................................  12.00   04/15/04       9,280,000
   24,035  Resort At Summerlin (Series B)...............................................  13.00   12/15/07      19,227,936
                                                                                                            --------------
                                                                                                                39,947,936
                                                                                                            --------------
           INDUSTRIAL SPECIALTIES (2.0%)
    9,075  Cabot Safety Corp............................................................  12.50   07/15/05       9,642,187
   13,500  Indesco International........................................................   9.75   04/15/08       7,830,000
   21,963  International Wire Group, Inc................................................  11.75   06/01/05      22,457,168
   10,500  Outsourcing Services Group, Inc. (Series B)..................................  10.875  03/01/06       9,975,000
                                                                                                            --------------
                                                                                                                49,904,355
                                                                                                            --------------
           INTERNET SERVICES (1.3%)
   13,300  Cybernet Internet Services - 144A* (Units)++.................................  14.00   07/01/09      13,300,000
    8,000  Psinet Inc. - 144A*..........................................................  11.00   08/01/09       7,960,000
    3,120  Verio Inc....................................................................  10.375  04/01/05       3,104,400
    8,000  Verio Inc....................................................................  11.25   12/01/08       8,200,000
                                                                                                            --------------
                                                                                                                32,564,400
                                                                                                            --------------
           MEDIA CONGLOMERATES (2.3%)
   55,000  Walt Disney Co...............................................................  13.50   03/10/00      57,196,700
                                                                                                            --------------
           MEDICAL SPECIALTIES (1.2%)
   25,715  MEDIQ Inc./PRN Life Support..................................................  11.00   06/01/08      20,057,700
   10,000  Universal Hospital Services, Inc.............................................  10.25   03/01/08       7,700,000
    3,000  Universal Hospital Services, Inc.............................................  10.25   03/01/08       2,190,000
                                                                                                            --------------
                                                                                                                29,947,700
                                                                                                            --------------
           MEDICAL/NURSING SERVICES (0.2%)
    7,500  Pediatric Services of America, Inc. (Series A)...............................  10.00   04/15/08       3,825,000
                                                                                                            --------------
           MILITARY/GOV'T/TECHNICAL (0.5%)
   15,000  Loral Space & Communications Ltd.............................................   9.50   01/15/06      13,200,000
                                                                                                            --------------
           OFFICE EQUIPMENT/SUPPLIES (0.7%)
   22,000  Mosler, Inc..................................................................  11.00   04/15/03      17,600,000
                                                                                                            --------------
           OIL REFINING/MARKETING (0.6%)
   53,800  Transamerican Refining Corp. (Series B) (a)(b)...............................  16.00   06/30/03      14,526,000
                                                                                                            --------------
           OIL/GAS TRANSMISSION (0.7%)
   16,000  Petro Stopping Centers L.P...................................................  10.50   02/01/07      16,160,000
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON  MATURITY
THOUSANDS                                                                                  RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           OTHER TELECOMMUNICATIONS (10.9%)
$  11,500  Birch Telecom Inc. (Units)++.................................................  14.00%  06/15/08  $   11,500,000
   23,950  DTI Holdings Inc. - (Series B)...............................................  12.50++ 03/01/08       9,580,000
   19,250  Esprit Telecom Group PLC (United Kingdom)....................................  10.875  06/15/08      19,635,000
   12,585  Esprit Telecom Group PLC (United Kingdom)....................................  11.50   12/15/07      13,182,788
   30,000  Facilicom International, Inc. (Series B).....................................  10.50   01/15/08      25,500,000
   47,000  Firstworld Communications, Inc...............................................  13.00++ 04/15/08      24,910,000
   20,750  Globenet Comm Group Ltd. - 144A* (Bermuda)...................................  13.00   07/15/07      20,231,250
   15,000  Pac-West Telecomm Inc. - 144A*...............................................  13.50   02/01/09      15,225,000
    3,000  Primus Telecomm Group........................................................  11.75   08/01/04       2,940,000
    7,000  Primus Telecomm Group........................................................  11.25   01/15/09       6,685,000
   32,900  Primus Telecommunication Group, Inc. (Series B)..............................   9.875  05/15/08      28,952,000
    2,000  RSL Communications PLC (United Kingdom)......................................   9.125  03/01/08       1,710,000
    9,000  RSL Communications PLC (United Kingdom)......................................  10.50   11/15/08       8,460,000
    3,000  RSL Communications PLC - 144A* (United Kingdom)..............................   9.875  11/15/09       2,640,000
   15,000  Tele1 Europe BV - 144A* (Netherlands) (Units)++..............................  13.00   05/15/09      15,900,000
   12,000  Versatel Telecom BV (Netherlands)............................................  13.25   05/15/08      12,120,000
   24,500  Versatel Telecom BV (Netherlands)............................................  13.25   05/15/08      24,745,000
    5,200  Viatel Inc...................................................................  11.25   04/15/08       5,096,000
    4,500  Viatel Inc. - 144A*..........................................................  11.50   03/15/09       4,477,500
   11,500  Worldwide Fiber Inc. - 144A* (Canada)........................................  12.00   08/01/09      11,500,000
                                                                                                            --------------
                                                                                                               264,989,538
                                                                                                            --------------
           PACKAGE GOODS/COSMETICS (0.4%)
   11,000  J.B. Williams Holdings, Inc..................................................  12.00   03/01/04      11,000,000
                                                                                                            --------------
           PRINTING/FORMS (0.5%)
   13,000  Premier Graphics Inc.........................................................  11.50   12/01/05      11,830,000
                                                                                                            --------------
           RENTAL/LEASING COMPANIES (0.4%)
    9,000  Neff Corp....................................................................  10.25   06/01/08       9,000,000
                                                                                                            --------------
           RESTAURANTS (3.9%)
  141,992  American Restaurant Group Holdings, Inc. - 144A* (c).........................   0.00   12/15/05      46,857,360
   34,207  FRD Acquisition Corp. (Series B).............................................  12.50   07/15/04      30,786,300
   20,000  Friendly Ice Cream Corp......................................................  10.50   12/01/07      18,300,000
                                                                                                            --------------
                                                                                                                95,943,660
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON  MATURITY
THOUSANDS                                                                                  RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           RETAIL - SPECIALTY (1.0%)
$   9,000  Mrs. Fields Holdings Co. - 144A* (Units)++...................................  14.00++% 12/01/05 $    4,455,000
    1,000  National Wine & Spirits......................................................  10.125  01/15/09       1,010,000
   18,225  Pantry, Inc..................................................................  10.25   10/15/07      18,133,875
                                                                                                            --------------
                                                                                                                23,598,875
                                                                                                            --------------
           SERVICES TO THE HEALTH INDUSTRY (0.8%)
   16,975  Unilab Corp..................................................................  11.00   04/01/06      18,502,750
                                                                                                            --------------
           SPECIALTY CHEMICALS (0.9%)
   15,000  Lyondell Chemical Co. (Series B).............................................   9.875  05/01/07      15,225,000
    6,000  Octel Developments PLC (United Kingdom)......................................  10.00   05/01/06       6,120,000
                                                                                                            --------------
                                                                                                                21,345,000
                                                                                                            --------------
           SPECIALTY FOODS/CANDY (1.1%)
  200,598  SFAC New Holdings Inc. - 144A* (c)...........................................  13.00   06/15/09      26,077,695
                                                                                                            --------------
           TELECOMMUNICATIONS (12.9%)
   15,000  Caprock Communications Corp. (Series B)......................................  12.00   07/15/08      15,000,000
   15,000  Caprock Communications Corp. - 144A*.........................................  11.50   05/01/09      14,962,500
   20,000  Covad Communications Group, Inc..............................................  12.50   02/15/09      19,500,000
   50,875  e. spire Communications, Inc.................................................  13.75   07/15/07      44,770,000
   26,700  Focal Communications Corp. (Series B)........................................  12.125++ 02/15/08     14,952,000
   28,250  GST Equipment Funding, Inc...................................................  13.25   05/01/07      29,662,500
   23,750  GST Telecommunications, Inc. - 144A*.........................................  10.50++ 05/01/08      13,537,500
   21,800  Hyperion Telecommunication, Inc. (Series B)..................................  13.00++ 04/15/03      18,175,750
   23,000  Hyperion Telecommunication, Inc. (Series B)..................................  12.25   09/01/04      23,977,500
   56,800  In-Flight Phone Corp. (Series B) (a)(b)......................................  14.00++ 05/15/02       4,828,000
   26,500  Level 3 Communications, Inc..................................................   9.125  05/01/08      24,645,000
    8,500  NextLink Communications, Inc.................................................  12.50   04/15/06       9,052,500
   17,500  NextLink Communications, Inc.................................................   9.00   03/15/08      16,406,250
   12,500  NextLink Communications, Inc.................................................  10.75   11/15/08      12,625,000
    9,000  NextLink Communications, Inc.................................................  10.75   06/01/09       9,090,000
   14,965  Rhythms Netconnections (Series B)............................................  13.50++ 05/15/08       7,632,150
   27,850  Rhythms Netconnections - 144A*...............................................  12.75   04/15/09      25,343,500
   11,300  Talton Holdings, Inc (Series B)..............................................  11.00   06/30/07      10,396,000
                                                                                                            --------------
                                                                                                               314,556,150
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON  MATURITY
THOUSANDS                                                                                  RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT (0.9%)
$  10,500  FWT, Inc. (a)(b).............................................................   9.875% 11/15/07  $      945,000
   17,100  SBA Communications Corp......................................................  12.00++ 03/01/08       9,747,000
    3,500  Spectrasite Holdings, Inc. - 144A*...........................................  11.25++ 04/15/09       1,750,000
   18,500  Spectrasite Holdings, Inc. - 144A*...........................................  12.00++ 07/15/08      10,360,000
                                                                                                            --------------
                                                                                                                22,802,000
                                                                                                            --------------
           WIRELESS COMMUNICATIONS (9.6%)
   13,500  Advanced Radio Telecom Corp..................................................  14.00   02/15/07      11,880,000
   10,650  AMSC Acquisition Co., Inc. (Series B)........................................  12.25   04/01/08       7,881,000
    9,000  Arch Communications, Inc.....................................................  12.75   07/01/07       7,470,000
    7,200  Arch Escrow Corp. - 144A*....................................................  13.75   04/15/08       6,120,000
   65,300  CellNet Data Systems Inc.....................................................  14.00++ 10/01/07      27,426,000
   11,875  Globalstar LP/Capital Corp...................................................  11.375  02/15/04       7,837,500
    1,585  Globalstar LP/Capital Corp...................................................  11.25   06/15/04       1,069,875
   24,610  Globalstar LP/Capital Corp...................................................  10.75   11/01/04      16,242,600
    7,500  Globalstar LP/Capital Corp...................................................  11.50   06/01/05       5,025,000
   16,739  Orbcomm Global LP/Capital Corp. (Series B)...................................  14.00   08/15/04      15,734,660
    3,610  Paging Network, Inc..........................................................   8.875  02/01/06       2,021,600
   31,180  Paging Network, Inc..........................................................  10.125  08/01/07      18,396,200
   20,220  Paging Network, Inc..........................................................  10.00   10/15/08      11,727,600
   20,230  USA Mobile Communications Holdings, Inc......................................   9.50   02/01/04      16,588,600
   18,800  USA Mobile Communications Holdings, Inc......................................  14.00   11/01/04      17,860,000
   69,500  WinStar Communications, Inc..................................................  14.00++ 10/15/05      59,770,000
    1,500  Winstar Equipment Corp.......................................................  12.50   03/15/04       1,552,500
                                                                                                            --------------
                                                                                                               234,603,135
                                                                                                            --------------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $2,734,416,983)...............................................................   2,351,887,089
                                                                                                            --------------

NUMBER OF
 SHARES
---------
           COMMON STOCKS (d) (0.6%)
           CASINO/GAMBLING (0.0%)
 207,312   Fitzgeralds Gaming Corp..............................................................           2,073
                                                                                                  --------------
           CELLULAR TELEPHONE (0.0%)
       1   Price Communications Corp............................................................        --
                                                                                                  --------------
           CLOTHING/SHOE/ACCESSORY STORES (0.0%)
2,621,192  County Seat, Inc. (c)................................................................          23,613
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           HOTELS/RESORTS (0.1%)
   7,500   Motels of America, Inc. - 144A*......................................................  $        7,500
 981,277   Premier Holdings Inc. (c)*...........................................................       3,311,810
 781,421   Vagabond Inns, Inc. (Class D) (d)....................................................             781
                                                                                                  --------------
                                                                                                       3,320,091
                                                                                                  --------------
           MEDICAL/NURSING SERVICES (0.0%)
1,151,324  Raintree Healthcare Corp. (c)........................................................       1,295,240
                                                                                                  --------------
           MOTOR VEHICLES (0.0%)
     709   Northern Holdings Industrial Corp. (c)*..............................................        --
                                                                                                  --------------
           RESTAURANTS (0.0%)
  38,057   American Restaurant Group Holdings, Inc. - 144A*.....................................           9,514
                                                                                                  --------------
           SERVICES TO THE HEALTH INDUSTRY (0.4%)
1,692,700  Unilab Corp..........................................................................       9,204,056
                                                                                                  --------------
           SPECIALTY FOODS/CANDY (0.0%)
  10,908   SFAC New Holdings Inc. (c)...........................................................             109
 574,725   Specialty Foods Acquisition Corp. - 144A*............................................           5,747
                                                                                                  --------------
                                                                                                           5,856
                                                                                                  --------------
           TEXTILES (0.1%)
1,754,730  U.S. Leather, Inc. (c)...............................................................       1,974,071
                                                                                                  --------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $130,620,028).......................................................      15,834,514
                                                                                                  --------------

           PREFERRED STOCKS (0.2%)
           OIL REFINING/MARKETING (0.0%)
  94,432   Transcontinental Refining Corp.* (Conv.) (Class B)...................................           5,666
  51,938   Transcontinental Refining Corp.* (Conv.) (Class C)...................................           2,908
 136,926   Transcontinental Refining Corp.* (Conv.) (Class D)...................................           7,257
 283,295   Transcontinental Refining Corp.* (Conv.) (Class E)...................................          17,848
                                                                                                  --------------
                                                                                                          33,679
                                                                                                  --------------
           RESTAURANTS (0.2%)
   3,920   American Restaurant Group Holdings, Inc. (Series B)..................................       3,920,000
                                                                                                  --------------

           TOTAL PREFERRED STOCKS
           (IDENTIFIED COST $3,953,644).........................................................       3,953,679
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED

     NUMBER OF                                                                        EXPIRATION
     WARRANTS                                                                           DATE          VALUE
----------------------------------------------------------------------------------------------------------------
                                WARRANTS (d) (0.4%)
                                AEROSPACE (0.0%)
              9,000             Sabreliner Corp. - 144A*............................   04/15/03   $       90,000
                                                                                                  --------------
                                CABLE TELEVISION (0.0%)
             48,000             Diva Systems Corp. - 144A*..........................   03/01/08          384,000
                                                                                                  --------------
                                CASINO/GAMBLING (0.0%)
            220,000             Aladdin Gaming, Inc. - 144A*........................   03/01/10            2,200
                                                                                                  --------------
                                HOTELS/RESORTS (0.0%)
             13,000             Epic Resorts LLC - 144A*............................   06/15/05              130
             20,000             Resort At Summerlin - 144A*.........................   12/15/07              200
                                                                                                  --------------
                                                                                                             330
                                                                                                  --------------
                                OIL REFINING/MARKETING (0.0%)
             33,800             Transamerican Refining Corp. - 144A*................   06/30/03              338
             20,000             Transamerican Refining Corp. - 144A*................   06/30/03              200
                                                                                                  --------------
                                                                                                             538
                                                                                                  --------------
                                OTHER TELECOMMUNICATIONS (0.4%)
             11,500             Birch Telecom Inc. - 144A*..........................   06/15/08          632,500
            119,750             DTI Holdings Inc. - 144A*...........................   03/01/08            1,198
             47,000             Firstworld Communications, Inc. - 144A*.............   04/15/08        3,290,000
             36,500             Versatel Telecom - 144A* (Netherlands)..............   05/15/08        5,840,035
                                                                                                  --------------
                                                                                                       9,763,733
                                                                                                  --------------
                                RESTAURANTS (0.0%)
              3,500             American Restaurant Group Holdings, Inc. - 144A*....   08/15/00         --
                                                                                                  --------------
                                WIRELESS COMMUNICATIONS (0.0%)
              8,750             American Mobile Satellite Corp. - 144A*.............   04/01/08          306,250
                                                                                                  --------------

                                TOTAL WARRANTS
                                (IDENTIFIED COST $442,261)......................................      10,547,051
                                                                                                  --------------

PRINCIPAL
AMOUNT IN                                                                          COUPON MATURITY
THOUSANDS                                                                          RATE    DATE
---------                                                                          ----  --------
           SHORT-TERM INVESTMENT (0.2%)
           REPURCHASE AGREEMENT
$   4,159  The Bank of New York (dated 08/31/99; proceeds $4,159,228) (e)
             (IDENTIFIED COST $4,158,593)........................................  5.50% 09/01/99       4,158,593
                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED


                                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $2,873,591,509) (F)....................................................   97.8%  $ 2,386,380,926

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    2.2        52,328,739
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,438,709,665
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

 *   Resale is restricted to qualified institutional investors.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
++ Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
(a)  Issuer in bankruptcy.
(b)  Non-income producing security; bond in default.
(c)  Acquired through exchange offer.
(d)  Non-income producing securities.
(e) Collateralized by $588,209 U.S. Treasury Bond 10.75% due 05/15/03 valued at $696,926 and $3,405,529 U.S. Treasury Note 6.50% due 10/15/06 valued at
     $3,544,839.
(f) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $60,333,756 and the aggregate gross unrealized depreciation is $547,544,339, resulting in net unrealized depreciation of $487,210,583.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $2,873,591,509).....................    $2,386,380,926
Receivable for:
    Interest...........................................        55,166,804
    Capital stock sold.................................         3,232,346
Prepaid expenses and other assets......................           118,817
                                                           --------------
     TOTAL ASSETS......................................     2,444,898,893
                                                           --------------
LIABILITIES:
Payable for:
    Capital stock repurchased..........................         3,679,177
    Plan of distribution fee...........................         1,367,329
    Investment management fee..........................           833,738
Accrued expenses and other payables....................           308,984
                                                           --------------
     TOTAL LIABILITIES.................................         6,189,228
                                                           --------------
     NET ASSETS........................................    $2,438,709,665
                                                           ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital........................................    $3,537,023,263
Net unrealized depreciation............................      (487,210,583)
Accumulated undistributed net investment income........        10,091,362
Accumulated net realized loss..........................      (621,194,377)
                                                           --------------
     NET ASSETS........................................    $2,438,709,665
                                                           ==============
CLASS A SHARES:
Net Assets.............................................       $68,667,017
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE)...............................................        12,457,364
     NET ASSET VALUE PER SHARE.........................             $5.51
                                                           ==============
     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 4.44% OF NET
      ASSET VALUE).....................................             $5.75
                                                           ==============
CLASS B SHARES:
Net Assets.............................................    $1,927,186,239
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE)...............................................       350,377,934
     NET ASSET VALUE PER SHARE.........................             $5.50
                                                           ==============
CLASS C SHARES:
Net Assets.............................................      $109,142,441
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE)...............................................        19,820,677
     NET ASSET VALUE PER SHARE.........................             $5.51
                                                           ==============
CLASS D SHARES:
Net Assets.............................................      $333,713,968
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE)...............................................        60,544,350
     NET ASSET VALUE PER SHARE.........................             $5.51
                                                           ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999

NET INVESTMENT INCOME:

INTEREST INCOME.........................................    $ 316,592,070
                                                            -------------

EXPENSES
Plan of distribution fee (Class A shares)...............          119,114
Plan of distribution fee (Class B shares)...............       14,241,771
Plan of distribution fee (Class C shares)...............          749,384
Investment management fee...............................        9,355,335
Transfer agent fees and expenses........................        1,774,066
Registration fees.......................................          285,879
Shareholder reports and notices.........................          132,278
Professional fees.......................................          112,675
Custodian fees..........................................          108,591
Directors' fees and expenses............................           18,503
Other...................................................           42,799
                                                            -------------

     TOTAL EXPENSES.....................................       26,940,395
                                                            -------------

     NET INVESTMENT INCOME..............................      289,651,675
                                                            -------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss.......................................      (65,548,410)
Net change in unrealized depreciation...................     (193,563,887)
                                                            -------------

     NET LOSS...........................................     (259,112,297)
                                                            -------------

NET INCREASE............................................    $  30,539,378
                                                            =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE YEAR     FOR THE YEAR
                                                       ENDED            ENDED
                                                     AUGUST 31,       AUGUST 31,
                                                        1999             1998
----------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..........................    $  289,651,675   $  214,852,678
Net realized loss..............................       (65,548,410)     (27,425,899)
Net change in unrealized depreciation..........      (193,563,887)    (230,215,151)
                                                   --------------   --------------

     NET INCREASE (DECREASE)...................        30,539,378      (42,788,372)
                                                   --------------   --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME
Class A shares.................................        (7,768,308)      (2,263,130)
Class B shares.................................      (229,484,007)    (152,306,144)
Class C shares.................................       (10,585,900)      (3,375,190)
Class D shares.................................       (47,045,091)     (49,344,880)
                                                   --------------   --------------

     TOTAL DIVIDENDS...........................      (294,883,306)    (207,289,344)
                                                   --------------   --------------

Net increase from capital stock transactions...       454,019,292    1,997,043,217
                                                   --------------   --------------

     NET INCREASE..............................       189,675,364    1,746,965,501

NET ASSETS:
Beginning of period............................     2,249,034,301      502,068,800
                                                   --------------   --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $10,091,362 AND $15,318,425,
    RESPECTIVELY)..............................    $2,438,709,665   $2,249,034,301
                                                   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999, CONTINUED

service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of theses Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts,

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999, CONTINUED

including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $57,928,595 at August 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $52,049, $4,084,168 and $88,261, respectively and received $465,568 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1999, aggregated $1,216,189,733 and $847,527,788, respectively.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $20,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 1999 included in Directors' fees and expenses in the Statement of Operations amounted to $5,869. At August 31, 1999, the Fund had an accrued pension liability of $52,863 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At August 31, 1999, the Fund had a net capital loss carryover of approximately $544,681,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

                                AMOUNTS IN THOUSANDS
-------------------------------------------------------------------------------------
  2000       2001       2002       2003       2004       2005       2006       2007
--------   --------   --------   --------   --------   --------   --------   --------
$182,201   $45,084    $166,660   $50,599    $23,296    $39,319    $12,603    $24,919
========   =======    ========   =======    =======    =======    =======    =======

Due to the Fund's acquisition of Dean Witter High Income Securities, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $64,990,000 during fiscal 1999.

At August 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default and permanent book/tax differences primarily atributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $293,129,483, accumulated net realized loss was credited $293,124,915 and accumulated undistributed net investment income was credited $4,568.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999, CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                            FOR THE YEAR                      FOR THE YEAR
                                                               ENDED                             ENDED
                                                          AUGUST 31, 1999                   AUGUST 31, 1998
                                                    ----------------------------      ----------------------------
                                                       SHARES         AMOUNT            SHARES          AMOUNT
                                                    ------------   -------------      -----------   --------------
CLASS A SHARES
Sold..............................................    14,286,295   $  83,691,711        6,202,135   $   41,894,662
Reinvestment of dividends.........................       663,857       3,835,707          157,371        1,048,292
Redeemed..........................................    (7,475,634)    (43,226,489)      (1,669,303)     (10,859,033)
                                                    ------------   -------------      -----------   --------------
Net increase - Class A............................     7,474,518      44,300,929        4,690,203       32,083,921
                                                    ------------   -------------      -----------   --------------
CLASS B SHARES....................................
Sold..............................................   158,254,779     925,430,936      138,948,772      936,076,158
Reinvestment of dividends.........................    14,916,788      86,253,971        8,546,591       57,074,799
Shares issued in connection with the acquisition
 of Dean Witter High Income Securities............       --             --            214,915,122    1,469,485,599
Redeemed..........................................  (109,357,421)   (637,513,069)     (78,167,748)    (520,016,664)
                                                    ------------   -------------      -----------   --------------
Net increase - Class B............................    63,814,146     374,171,838      284,242,737    1,942,619,892
                                                    ------------   -------------      -----------   --------------
CLASS C SHARES
Sold..............................................    20,141,052     117,563,491       11,809,001       79,632,646
Reinvestment of dividends.........................       965,180       5,575,865          275,586        1,835,966
Redeemed..........................................   (10,489,731)    (60,989,647)      (3,646,560)     (24,328,636)
                                                    ------------   -------------      -----------   --------------
Net increase - Class C............................    10,616,501      62,149,709        8,438,027       57,139,976
                                                    ------------   -------------      -----------   --------------
CLASS D SHARES
Sold..............................................    13,701,316      80,018,104        2,051,764       13,876,135
Reinvestment of dividends.........................     4,485,925      26,008,989        3,963,509       26,652,063
Redeemed..........................................   (22,704,747)   (132,630,277)     (11,183,022)     (75,328,770)
                                                    ------------   -------------      -----------   --------------
Net decrease - Class D............................    (4,517,506)    (26,603,184)      (5,167,749)     (34,800,572)
                                                    ------------   -------------      -----------   --------------
Net increase in Fund..............................    77,387,659   $ 454,019,292      292,203,218   $1,997,043,217
                                                    ============   =============      ===========   ==============

7. ACQUISITION OF DEAN WITTER HIGH INCOME SECURITIES

As of the close of business on November 7, 1997, the Fund acquired all the net assets of Dean Witter High Income Securities ("High Income") pursuant to a plan of reorganization approved by the shareholders of High Income on October 24, 1997. The acquisition was accomplished by a tax-free exchange of 214,915,122 Class B shares of the Fund at a net asset value of $6.84 per share for 147,149,092 shares of High Income. The net assets immediately before the acquisition were $552,658,205 for the Fund and $1,469,485,599 for High Income, including unrealized appreciation of $43,052,745. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,022,143,804.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                  FOR THE PERIOD
                                                               FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                   ENDED             ENDED            THROUGH
                                                              AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $  6.16           $ 6.82            $ 6.83
                                                                  -------           ------            ------

Income (loss) from investment operations:
   Net investment income....................................         0.72             0.76              0.07
   Net realized and unrealized loss.........................        (0.63)           (0.71)            (0.03)
                                                                  -------           ------            ------

Total income from investment operations.....................         0.09             0.05              0.04
                                                                  -------           ------            ------

Less dividends from net investment income...................        (0.74)           (0.71)            (0.05)
                                                                  -------           ------            ------

Net asset value, end of period..............................      $  5.51           $ 6.16            $ 6.82
                                                                  =======           ======            ======

TOTAL RETURN+...............................................         1.47%            0.40%             0.65%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.68%(3)         0.75%(3)          0.93%(2)

Net investment income.......................................        12.42%(3)        11.30%(3)         11.80%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $68,667          $30,678            $1,996

Portfolio turnover rate.....................................           36%              66%              113%

---------------------

  *    The date shares were first issued.
  ++ The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                  FOR THE PERIOD
                                                               FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                   ENDED             ENDED            THROUGH
                                                              AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------------------
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................    $     6.15        $     6.82           $  6.83
                                                                ----------        ----------           -------

Income (loss) from investment operations:
   Net investment income....................................          0.69              0.73              0.07
   Net realized and unrealized loss.........................         (0.64)            (0.72)            (0.03)
                                                                ----------        ----------           -------

Total income from investment operations.....................          0.05              0.01              0.04
                                                                ----------        ----------           -------

Less dividends from net investment income...................         (0.70)            (0.68)            (0.05)
                                                                ----------        ----------           -------

Net asset value, end of period..............................    $     5.50        $     6.15           $  6.82
                                                                ==========        ==========           =======

TOTAL RETURN+...............................................          0.92%            (0.23)%            0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.24%(3)          1.25 %(3)         1.42%(2)

Net investment income.......................................         11.86%(3)         10.80 %(3)        11.28%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $1,927,186        $1,761,147           $15,828

Portfolio turnover rate.....................................            36%               66 %             113%

---------------------

  *    The date shares were first issued.
  ++ The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                  FOR THE PERIOD
                                                               FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                   ENDED             ENDED            THROUGH
                                                              AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $   6.15           $  6.82           $ 6.83
                                                                 --------           -------           ------

Income (loss) from investment operations:
   Net investment income....................................         0.68              0.72             0.07
   Net realized and unrealized loss.........................        (0.62)            (0.72)           (0.03)
                                                                 --------           -------           ------

Total income from investment operations.....................         0.06           --                  0.04
                                                                 --------           -------           ------

Less dividends from net investment income...................        (0.70)            (0.67)           (0.05)
                                                                 --------           -------           ------

Net asset value, end of period..............................     $   5.51           $  6.15           $ 6.82
                                                                 ========           =======           ======

TOTAL RETURN+...............................................         0.99%            (0.34)%           0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.34%(3)          1.36 %(3)        1.52%(2)

Net investment income.......................................        11.76%(3)         10.69 %(3)       11.18%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                          $109,142           $56,626           $5,225

Portfolio turnover rate.....................................           36%               66 %            113%

---------------------

  *    The date shares were first issued.
  ++ The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                   FOR THE YEAR ENDED AUGUST 31
                                                                 ----------------------------------------------------------------
                                                                  1999++        1998++        1997*          1996          1995
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.......................      $   6.16      $   6.82      $   6.71      $   6.77      $   6.83
                                                                 --------      --------      --------      --------      --------

Income (loss) from investment operations:
   Net investment income...................................          0.74          0.78          0.79          0.83          0.80
   Net realized and unrealized gain (loss).................         (0.64)        (0.71)         0.15         (0.12)        (0.06)
                                                                 --------      --------      --------      --------      --------

Total income from investment operations....................          0.10          0.07          0.94          0.71          0.74
                                                                 --------      --------      --------      --------      --------

Less dividends from net investment income..................         (0.75)        (0.73)        (0.83)        (0.77)        (0.80)
                                                                 --------      --------      --------      --------      --------

Net asset value, end of period.............................      $   5.51      $   6.16      $   6.82      $   6.71      $   6.77
                                                                 ========      ========      ========      ========      ========

TOTAL RETURN+..............................................          1.67%         0.63%        15.01%        11.07%        11.98%

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................          0.49%(1)      0.51%(1)      0.68%         0.66%         0.79%

Net investment income......................................         12.61%(1)     11.54%(1)     11.78%        12.27%        12.06%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................      $333,714      $400,582      $479,020      $460,203      $455,445

Portfolio turnover rate....................................            36%           66%          113%           49%           74%

---------------------

  *    Prior to July 28, 1997, the Fund issued one class of shares.
       All shares of the Fund held prior to that date have been designated Class D shares.
  ++ The per share amounts were computed using an average number of shares outstanding during the period.
  + Calculated based on the net asset value as of the last business day of the period.
 (1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES
INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
OCTOBER 8, 1999

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin                                  MORGAN STANLEY
President                                          DEAN WITTER
                                                   HIGH YIELD
Barry Fink                                         SECURITIES
Vice President, Secretary and General Counsel

Peter M. Avelar                                    [Graphic]
Vice President

Thomas F. Caloia                                   ANNUAL REPORT
Treasurer                                          AUGUST 31, 1999

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048







This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directrs, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospectus investors in the Fund unless preceeded or accompanied by an effective prospectus. Read the prospectus carefully before investing.